TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income(loss) are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				(Note 3)
PRC	—	—	—	—
Deferred tax assets
PRC	4,915,611	(35,242,565)	(3,760,466)	(529,651)
Other jurisdictions	(183,867,203)	—	—	—
Subtotal	(178,951,592)	(35,242,565)	(3,760,466)	(529,651)
Change in valuation allowance
PRC	(4,915,611)	35,242,565	3,760,466	529,651
Other jurisdictions	183,867,203	—	—	—
Subtotal	178,951,592	35,242,565	3,760,466	529,651
Income tax expense	—	—	—	—

Schedule of reconciliation between statutory EIT rate and Group's effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	0%	0%	0%
Change in future tax rate (upon expiration of preferential rate)	0%	0%	(1)%
Change of prior year deferred tax assets	(19)%	(11)%	(37)%
Change of valuation allowance	(28)%	(20)%	194%
Income not subject to tax and non-deductible expenses, net	0%	0%	16%
Effect of expired net operating loss	22%	6%	(197)%
PRC withholding tax	0%	0%	0%
Effective EIT rate	0%	0%	0%

Schedule of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	838,333	619,982	87,323
Temporary differences related to impairment on advances to suppliers	1,955,941	306,444	43,162
Temporary differences related to provision for doubtful accounts	631,200	548,823	77,300
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	(3,466,064)	(3,402,036)	(479,167)
Startup expenses and advertising fees	105,917	53,981	7,603
Temporary differences related to equity investments	9,252,558	9,252,558	1,303,196
Temporary differences related to provision for prepayment for equipment	—	—	—
Tax loss carry forwards	79,322,053	77,499,720	10,915,607
Total deferred tax assets	88,639,938	84,879,472	11,955,024
Less: Valuation allowance	(88,639,938)	(84,879,472)	(11,955,024)
Total deferred tax assets	—	—	—

Schedule of movement of valuation allowance on deferred tax assets

Movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Beginning balance	123,882,503	88,639,938	12,484,675
Decrease in valuation allowance	(35,242,565)	(3,760,466)	(529,651)
Ending balance	88,639,938	84,879,472	11,955,024